Other Current Liabilities	12 Months Ended
Jan. 02, 2016
Other Current Liabilities [Abstract]
Other Current Liabilities

NOTE  G – OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:
	January 3,	January 2,
	2015	2016

Associate incentives	$ 34,297	$ 38,852
Accrued employee compensation	18,360	24,489
Income taxes	4,110	5,561
Sales taxes	9,643	10,109
Deferred tax liabilities	5,268	4,434
Associate promotions	1,982	2,712
Deferred revenue	15,717	17,637
Provision for returns and allowances	718	521
Accrued purchases of property and equipment	1,805	6,863
All other	9,026	10,191

	$ 100,926	$ 121,369